Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

SA Large Cap Index Portfolio

(the "Portfolio")

Supplement dated October 8, 2020 to the Portfolio's Summary Prospectus and Prospectus,

each dated May 1, 2020, as supplemented and amended to date

The following changes to the Summary Prospectus and Prospectus are effective immediately:

Footnote 1 to the table in the section of the Portfolio's Summary Prospectus entitled "Fees and Expenses of the Portfolio" and the table in the subsection of the Portfolio's Prospectus entitled "Portfolio Summary: SA Large Cap Index Portfolio – Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

1Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio's average daily net assets on the first $2 billion, 0.18% of the Portfolio's average daily net assets on the next $1 billion, and 0.14% of the Portfolio's average daily net assets over $3 billion. This agreement may be terminated prior to April 30, 2022 only with the approval of the Board of Trustees of SunAmerica Series Trust (the "Trust").

Capitalized terms used but not defined herein shall have the meanings assigned to them by the

Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA Large Cap Index Portfolio

(the "Portfolio")

Supplement dated October 8, 2020 to the Portfolio's

Statement of Additional Information ("SAI"),

dated May 1, 2020, as supplemented and amended to date

The following changes to the SAI are effective immediately:

Footnote 10 to the first table under the subsection entitled "Investment Advisory and Management Agreement – Advisory Fees" is deleted in its entirety and replaced with the following:

10Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio's average daily net assets on the first $2 billion, 0.18% of the Portfolio's average daily net assets on the next $1 billion, and 0.14% of the Portfolio's average daily net assets over $3 billion. Prior to October 4, 2019, SunAmerica was contractually obligated to limit its total investment advisory fee to 0.11% on an annual basis with respect to the Portfolio. The Third Amended and Restated Advisory Fee Waiver Agreement may be terminated by the Trust upon 60 days' prior written notice to SunAmerica.

Footnote 14 to the second table under the subsection entitled "Investment Advisory and Management Agreement – Advisory Fees" is deleted in its entirety and replaced with the following:

14Pursuant to a Third Amended and Restated Advisory Fee Waiver Agreement, effective through April 30, 2022, SunAmerica is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio's average daily net assets on the first $2 billion, 0.18% of the Portfolio's average daily net assets on the next $1 billion, and 0.14% of the Portfolio's average daily net assets over $3 billion. Prior to October 4, 2019, SunAmerica was contractually obligated to limit its total investment advisory fee to 0.11% on an annual basis with respect to the Portfolio. For the fiscal years ended January 31, 2020, 2019 and 2018, the amounts of advisory fees waived were $2,798,759, $2,252,035 and $2,062,239, respectively.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the

SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.